OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06567
Invesco Municipal Opportunity Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco Municipal Opportunity Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2017

invesco.com/us VK-CE-MOPP-QTR-1 05/17 Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–167.37%(a)

Alabama–3.39%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$6,045	$6,988,262
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	1,580	1,791,056
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	1,580	1,783,362
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	3,250	3,259,750
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2030	3,350	3,691,398
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	695	752,296
Birmingham (City of) Water Works Board;
Series 2011, Water RB (c)(d)(e)	5.00%	01/01/2021	1,815	2,067,158
Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,565	1,788,936
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,600	1,536,320
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	3,300	4,124,241
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,050	3,369,060
				31,151,839

Alaska–0.70%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	5,730	6,411,584

Arizona–3.63%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (b)	5.00%	03/01/2041	435	469,147
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	3,070,639
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (d)(e)	5.00%	07/01/2018	610	637,511
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/2018	3,925	4,102,018
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/2025	2,005	2,095,426
Series 2011 A, Ref. Sub. Highway RB (c)(d)(e)	5.00%	07/01/2021	4,095	4,725,630
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	815,505
Series 2010, RB	5.13%	05/15/2040	1,500	1,636,830
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/2032	2,775	2,838,964
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2029	735	737,874
Series 2009, Education RB	7.00%	01/01/2039	835	829,422
Series 2009, Education RB	7.13%	01/01/2045	790	790,205
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	630	715,428
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,870	4,211,914
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	550	591,486
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/2028	2,680	2,850,153
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	2,015	2,296,657
				33,414,809

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arkansas–0.17%

Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	$1,420	$1,589,236

California–16.48%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub Lien RB	5.00%	10/01/2037	2,855	3,251,874
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2020	2,630	2,486,928
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/2018	5,905	6,113,033
Series 2017 F-1, Toll Bridge RB (c)	5.00%	04/01/2056	3,150	3,636,486
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	1,050	779,552
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (g)	0.00%	06/01/2055	13,950	504,851
California (State of) Department of Water Resources (Central Valley);
Series 2008, Water System RB (c)(d)(e)	5.00%	06/01/2018	1,450	1,511,234
Series 2008 AE, Water System RB (c)	5.00%	12/01/2024	1,200	1,250,388
Series 2008 AE, Water System RB (c)	5.00%	12/01/2025	1,450	1,510,581
Series 2008 AE, Water System RB (c)	5.00%	12/01/2026	1,450	1,510,291
Series 2008 AE, Water System RB (c)	5.00%	12/01/2027	900	937,323
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (d)(e)	6.00%	07/01/2019	1,400	1,547,644
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (h)	5.30%	08/01/2023	2,405	2,413,706
Series 2008 K, Home Mortgage RB (h)	5.45%	08/01/2028	4,135	4,145,131
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,740	1,886,247
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	2,025	2,169,646
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	4,445	4,762,506
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,750	1,878,992
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,173,290
Series 2016 A, RB (f)	5.00%	12/01/2041	1,715	1,858,391
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM) (b)	5.25%	10/01/2019	105	105,374
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,575	1,713,112
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,590	1,734,149
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	910	992,501
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,090	5,659,724
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,300	2,619,125
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	730	841,873
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	3,430	3,881,457
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,665	5,373,987
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,000	1,196,290
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	585	590,692
Desert Community College District (Election of 2004); Series 2007 B, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/2017	500	503,610
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/2036	5,795	6,427,466
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (b)(g)	0.00%	01/15/2034	5,235	2,742,145
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	6,865	6,898,638
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	3,540	3,539,823
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,725	1,992,133
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,714,200

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Los Angeles (City of) Department of Water & Power;
Series 2012 B, Waterworks RB	5.00%	07/01/2037	$1,000	$1,140,160
Series 2012 B, Waterworks RB (c)	5.00%	07/01/2043	6,500	7,354,035
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM) (b)	5.50%	10/01/2018	455	470,042
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	50	50,991
Palomar Pomerado Health; Series 2009, COP (d)(e)	6.75%	11/01/2019	1,450	1,652,434
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,750	3,014,495
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	525	577,490
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2021	8,460	9,821,806
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/2040	1,000	1,093,210
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	1,210	1,359,374
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2026	2,420	2,714,829
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	5,250	5,999,700
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/2033	3,800	4,376,156
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	870	984,588
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,950	2,260,382
Vernon (City of);
Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	850	903,082
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,970	2,124,271
West Contra Costa Unified School District;
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	08/01/2025	1,485	1,230,872
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	08/01/2026	1,350	1,073,263
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS-SGI) (b)	5.00%	09/01/2026	2,480	2,955,193
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	4,650	2,631,156
				151,641,922

Colorado–4.66%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/2041	3,500	3,934,560
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI) (b)	5.50%	05/01/2036	5,000	5,015,800
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (b)	5.00%	06/01/2037	2,500	2,507,900
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	1,500	1,539,915
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (c)(d)(e)	5.00%	05/01/2018	7,400	7,683,272
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,790	2,795,468
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	3,000	3,493,620
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	420	419,975
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	650	649,942
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2034	1,500	1,665,420
Series 2010, Private Activity RB	6.00%	01/15/2041	700	775,236
Series 2010, Private Activity RB	6.50%	01/15/2030	1,850	2,083,044
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/2037	2,500	2,849,725
Series 2013 A, Sub. Airport System RB (h)	5.25%	11/15/2043	3,000	3,339,420
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,535	1,786,065
Montezuma (County of) Hospital District; Series 2007, Ref. RB (d)(e)	5.90%	10/01/2017	800	813,352
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	1,500	1,505,580
				42,858,294

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–0.54%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(h)	6.60%	07/01/2024	$3,800	$3,812,806
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (h)	5.50%	04/01/2021	1,000	1,118,500
				4,931,306

District of Columbia–3.68%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,660	2,437,917
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	3,115	3,498,207
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	1,990	2,240,521
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	8,000	8,125,920
Series 2008 A, Ref. Public Utility Sub. Lien RB (c)(d)(e)	5.00%	10/01/2018	1,225	1,292,326
Series 2008 A, Ref. Public Utility Sub. Lien RB (c)(d)(e)	5.00%	10/01/2018	2,350	2,479,156
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/2031	2,940	3,000,946
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2026	380	395,135
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2027	380	394,824
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2028	760	788,720
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	8,635	9,178,055
				33,831,727

Florida–11.17%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,004,460
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,160,820
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	4,125	4,743,461
Series 2013 C, Airport System RB	5.25%	10/01/2038	3,000	3,461,370
Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,780	3,108,874
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/2041	870	977,506
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,650	1,876,512
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,800	2,111,112
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (d)	5.95%	07/01/2020	60	68,857
Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS-BHAC) (b)	5.00%	07/01/2027	6,000	6,080,580
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2026	2,540	2,574,265
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2027	2,580	2,614,804
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2028	2,805	2,842,839
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2032	2,500	2,533,725
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	1,080	1,226,567
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.38%	10/01/2033	1,500	1,573,395
Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.50%	10/01/2038	3,325	3,493,179
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	4,000	4,476,640
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	1,895	2,107,088
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,283,946
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (d)(e)	5.00%	10/01/2019	650	710,040
Miami-Dade (County of) Expressway Authority;
Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	5,000	5,479,350
Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/2035	720	792,670

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. Hospital RB (d)(e)	6.00%	08/01/2020	$265	$305,731
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	95	106,068
Series 2010, Ref. Hospital RB (d)(e)	6.13%	08/01/2020	605	700,336
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	220	245,694
Miami-Dade (County of);
Series 2010, Water & Sewer System RB (INS-AGM) (b)	5.00%	10/01/2039	1,000	1,106,130
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	1,500	1,696,095
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2030	1,080	1,209,265
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/2028	1,000	1,149,110
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,450	1,642,284
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	2,295	2,578,524
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/2035	2,450	2,781,485
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	3,535	4,050,898
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/2035	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	150	150,012
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,400	1,432,172
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (d)(e)	5.50%	10/01/2019	135	148,958
Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/2023	4,150	4,584,671
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/2023	465	513,704
Series 2011, Ref. RB (c)	5.00%	10/01/2031	4,650	5,280,494
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(e)	5.35%	05/01/2018	5,000	5,184,350
Reunion East Community Development District;
Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	245	251,600
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.75%	10/01/2022	1,000	1,011,140
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB (c)	5.00%	08/15/2042	4,000	4,020,800
Series 2007, Hospital RB	5.00%	08/15/2042	4,000	4,020,800
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB (i)(j)	5.38%	01/01/2049	750	479,700
Series 2014 B, Ref. Sub. Health Care RB (i)	2.50%	01/01/2049	278	3
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,014	709,648
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.13%	07/01/2034	1,000	1,104,060
				102,765,796

Georgia–3.98%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB (d)(e)	6.75%	01/01/2019	210	225,191
Series 2009 B, Tax Allocation RB (d)(e)	6.75%	01/01/2019	375	402,188
Series 2009 B, Tax Allocation RB (d)(e)	7.38%	01/01/2019	265	291,913
Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS-NATL) (b)	5.50%	11/01/2022	3,000	3,496,800
Series 2009 A, Water & Wastewater RB	5.25%	11/01/2017	1,675	1,706,373
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,600	1,793,248
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,750	1,961,365
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,600	1,793,248
Series 2010 A, General Airport RB (INS-AGM) (b)	5.00%	01/01/2035	2,000	2,166,620
Series 2015, Ref. Water & Wastewater RB (c)	5.00%	11/01/2040	10,040	11,714,772
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,340	1,493,497
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/2020	3,055	3,276,274

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building - Newton Campus); Series 2005, RB (INS-AGC) (b)	5.00%	06/01/2034	$2,000	$2,006,360
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (c)	5.00%	09/01/2029	3,200	3,482,272
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/2032	250	270,273
Series 2012 A, RB	5.25%	10/01/2027	455	504,736
				36,585,130

Hawaii–2.60%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.63%	07/01/2030	1,000	1,102,800
Series 2010 B, Special Purpose RB	5.75%	07/01/2040	370	404,195
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,421,290
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	3,525	3,845,176
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2034	5,000	5,840,350
Series 2015 A, Airport System RB (h)	5.00%	07/01/2041	1,075	1,215,922
Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	2,150	2,423,674
Honolulu (City & County of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,154,380
Series 2015 A, Ref. Jr. Wastewater System RB (c)	5.00%	07/01/2030	3,775	4,530,566
				23,938,353

Idaho–0.71%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	1,000	1,075,560
Series 2008 A, RB	6.75%	11/01/2037	1,400	1,497,300
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	820	826,240
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	1,240	1,301,033
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/2021	1,625	1,841,742
				6,541,875

Illinois–18.88%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,750	1,754,287
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2031	4,000	4,567,880
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,575	1,730,279
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Third Lien General Airport RB (c)(d)(e)	5.00%	01/01/2018	1,400	1,434,230
Series 2012 B, Ref. Passenger Facility Charge RB (h)	5.00%	01/01/2030	4,320	4,765,176
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	3,150	3,604,387
Series 2015 C, RB (h)	5.00%	01/01/2046	1,075	1,183,059
Series 2015 D, RB	5.00%	01/01/2046	755	852,350
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,720	2,035,482
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	2,215	2,500,669
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/2036	6,900	7,482,429
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	4,735	5,186,861

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (d)	5.50%	01/01/2018	$245	$251,657
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	860	869,512
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	535	540,254
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2037	2,650	2,657,022
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	425	429,174
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2024	1,000	1,019,910
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	3,875	3,952,384
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	445	467,076
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	875	918,409
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,400	2,510,088
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	4,085	4,351,179
Series 2012 A, Unlimited Tax GO Bonds (INS-BAM) (b)	5.00%	01/01/2033	2,485	2,614,618
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/2031	1,400	1,531,964
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,105	1,196,649
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	4,310	4,368,400
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,105,610
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	1,911,161
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	1,005	1,012,387
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,850	1,963,146
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,089,680
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (c)	5.38%	08/15/2024	3,070	3,351,642
Series 2009 A, RB (c)	5.75%	08/15/2030	1,900	2,089,658
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2007 A, RB (d)(e)	5.75%	11/15/2017	4,500	4,601,700
Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,324,942
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	299	34,208
Series 2016 B, RB	5.63%	05/15/2020	1,578	1,567,155
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (d)(e)	5.50%	05/15/2018	385	402,152
Series 1999 A, RB (d)(e)	5.50%	05/15/2018	5,615	5,865,148
Series 2009, Ref. RB (d)(e)	6.13%	05/15/2019	25	27,519
Series 2009, Ref. RB (d)(e)	6.13%	05/15/2019	730	803,555
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB (d)(e)	6.25%	11/15/2019	995	1,120,678
Series 2009, RB	6.25%	11/15/2035	655	721,207
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	999,320
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	2,845	3,098,973
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,891,227
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	7,500	7,557,750
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB (d)(e)	5.75%	02/15/2020	1,105	1,243,236
Series 2010 A, Ref. RB (d)(e)	6.00%	02/15/2020	2,750	3,112,340
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(d)(e)	5.50%	02/15/2021	1,530	1,776,330
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	4,080	4,574,496
Illinois (State of) Finance Authority; Series 2009, RB (d)(e)	6.13%	05/15/2019	20	21,982
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	2,750	2,805,330
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,507,260
Series 2012 B, RB	5.00%	12/15/2028	1,110	1,169,596
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,574,895
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(g)	0.00%	12/15/2029	3,500	2,142,700

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2031	$1,530	$1,709,897
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2032	1,395	1,553,486
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (c)	5.00%	01/01/2038	4,625	5,198,315
Series 2014 C, RB (c)	5.00%	01/01/2039	6,240	7,035,600
Series 2015 A, RB (c)	5.00%	01/01/2040	3,000	3,397,830
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,560	1,583,525
Series 2013, Unlimited Tax GO Bonds (INS-BAM) (b)	5.50%	07/01/2038	3,025	3,320,815
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,880	1,907,354
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,540	1,560,590
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,650	1,696,563
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	3,900	4,297,137
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	6,030	6,901,395
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/2017	2,595	2,595,000
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (h)	7.00%	12/01/2042	645	663,002
				173,662,877

Indiana–3.45%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,625	4,162,370
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	1,360	1,497,142
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB (h)	5.00%	09/01/2046	1,895	1,959,335
Series 2014, RB (h)	5.25%	09/01/2034	1,105	1,178,007
Series 2014, RB (h)	5.25%	09/01/2040	3,195	3,375,805
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (h)	5.00%	07/01/2040	6,405	6,874,487
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	730	786,195
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,535	1,563,935
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,265	4,328,079
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB	5.25%	01/01/2038	2,000	2,273,480
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,565	1,801,472
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	5.88%	01/01/2024	1,265	1,423,239
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (d)(e)(f)	5.75%	09/01/2017	500	506,080
				31,729,626

Iowa–1.04%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (c)(d)(e)(k)	5.00%	06/01/2019	975	1,053,449
Series 2009 A, Special Obligation RB (c)(d)(e)(k)	5.00%	06/01/2019	730	788,736
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,600	1,643,536
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,380	1,433,447
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (d)(e)	5.25%	08/15/2019	1,500	1,639,650
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,425	1,425,143
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	16,030	1,629,930
				9,613,891

Kansas–1.28%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.50%	11/15/2023	1,250	1,379,512
Series 2009 C, Hospital RB	5.50%	11/15/2029	335	367,602
Series 2009 C, Hospital RB (c)	5.75%	11/15/2038	3,400	3,736,668

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	$2,000	$2,368,380
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,611,045
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,080	2,347,717
				11,810,924

Kentucky–2.74%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/2028	2,000	2,070,380
Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/2042	1,000	1,037,810
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,695	1,837,194
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,800	1,943,190
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,285	1,410,056
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB (d)(e)	6.38%	06/01/2020	1,950	2,254,922
Series 2010 A, Hospital RB (d)(e)	6.50%	06/01/2020	4,550	5,278,227
Series 2010 B, Ref. Hospital RB (d)(e)	6.38%	06/01/2020	1,985	2,295,394
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,870	2,003,256
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	2,100	2,249,646
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2024	240	256,447
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2025	270	288,317
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,117,210
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,153,780
				25,195,829

Louisiana–2.67%

East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB (l)	0.78%	08/01/2035	1,800	1,800,000
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking);
Series 2010, RB (d)(e)	5.25%	10/01/2020	550	624,982
Series 2010, RB (d)(e)	5.50%	10/01/2020	960	1,098,710
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	2,585	984,704
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (d)(e)	5.50%	05/15/2026	2,000	2,575,220
Louisiana Citizens Property Insurance Corp.; Series 2006 C-2, Assessment RB (d)(e)	6.75%	06/01/2018	2,650	2,806,323
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	940	1,047,235
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,000	1,119,180
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/2022	1,750	1,866,043
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	4,125	4,134,982
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	1,085	1,169,305
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	2,065	2,253,576
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,735	1,885,164
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	1,085	1,162,393
				24,527,817

Maryland–1.19%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,117,239

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB (d)(e)	5.50%	07/01/2017	$2,715	$2,725,263
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	2,015	2,219,039
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,815	1,956,371
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	930	1,004,716
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,241,638
Series 2017, Ref. RB	5.00%	04/01/2032	680	726,811
				10,991,077

Massachusetts–2.17%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,196,166
Massachusetts (State of) Development Finance Agency (Berklee College of Music);
Series 2007, RB (d)(e)	5.00%	10/01/2017	2,605	2,641,704
Series 2007, RB	5.00%	10/01/2032	195	197,580
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,200	4,676,490
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2031	1,230	1,382,717
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/2036	275	315,730
Series 2011 I, RB	7.25%	01/01/2032	1,050	1,234,107
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/2035	6,450	7,339,907
				19,984,401

Michigan–3.47%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	750	837,015
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	3,650	4,168,702
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,647,141
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,585	1,729,489
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2033	2,000	2,282,260
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	790	890,670
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2028	2,000	2,320,600
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	790	903,957
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,610	1,783,494
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,885	3,212,188
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	4,935	5,622,100
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL) (b)	6.95%	09/01/2022	1,000	1,257,610
Oakland University; Series 2012, General RB	5.00%	03/01/2042	3,000	3,323,910
Wayne State University Board of Governors;
Series 2008, Ref. General RB (d)(e)	5.00%	11/15/2018	385	408,077
Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/2025	485	512,800
				31,900,013

Minnesota–0.52%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	2,850	3,074,894
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,600	1,731,920
				4,806,814

Missouri–1.18%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (d)(e)	5.50%	06/01/2019	500	544,965

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	$1,175	$1,347,913
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	347,740
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,553,709
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,667,099
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	645	678,172
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	150	151,682
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,325	1,402,936
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	615	632,282
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	1,450	1,490,745
				10,817,243

Nebraska–2.16%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/2032	5,500	6,035,975
Series 2012, Gas RB	5.00%	09/01/2042	2,000	2,153,560
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,077,160
Nebraska (State of) Municipal Energy Agency;
Series 2009 A, Ref. Power Supply System RB (d)(e)	5.13%	04/01/2019	1,000	1,076,070
Series 2009 A, Ref. Power Supply System RB (d)(e)	5.38%	04/01/2019	1,000	1,080,600
Nebraska (State of) Public Power District;
Series 2007 B, General RB (d)(e)	5.00%	07/01/2017	1,260	1,264,385
Series 2007 B, General RB (INS-BHAC) (b)	5.00%	01/01/2037	740	742,575
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/2036	5,775	6,413,022
				19,843,347

Nevada–0.73%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	500	540,980
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/2039	1,000	1,083,520
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/2042	3,000	3,406,320
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	1,600	1,666,720
				6,697,540

New Hampshire–0.11%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (b)	5.13%	01/01/2030	1,000	1,037,710

New Jersey–6.72%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.75%	06/01/2031	440	479,222
Series 2010 A, RB	5.88%	06/01/2042	2,100	2,278,584

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (h)	5.00%	01/01/2028	1,000	1,110,760
Series 2013, Private Activity RB (h)	5.38%	01/01/2043	1,000	1,121,290
Series 2013, Private Activity RB (h)	5.50%	01/01/2027	1,200	1,370,664
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/2021	21,000	22,531,740
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 C, Transportation System RB	5.25%	06/15/2032	1,875	1,991,100
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,285	1,404,441
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	2,140	2,195,832
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	2,140	2,197,395
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	4,300	4,838,575

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/2023	$1,500	$1,641,495
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	7,090	7,108,079
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,330	1,327,845
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	5,085	5,097,967
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	5,115	5,112,852
				61,807,841

New Mexico–0.75%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (e)	5.20%	06/01/2020	1,000	1,097,910
Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,250	3,598,757
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB (c)(d)(e)	6.38%	08/01/2018	2,100	2,232,342
				6,929,009

New York–15.76%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB (d)(e)	6.25%	01/15/2020	2,150	2,441,239
Series 2009, PILOT RB (d)(e)	6.38%	01/15/2020	1,900	2,163,511
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,850	3,849,692
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	2,770	3,246,108
Long Island Power Authority;
Series 2011 A, Electric System General RB (INS-AGM) (b)	5.00%	05/01/2036	1,045	1,162,949
Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,667,313
Metropolitan Transportation Authority;
Series 2013 A, Transportation RB	5.00%	11/15/2038	2,325	2,611,905
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,695	3,167,380
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	1,500	1,516,590
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	1,500	1,511,550
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	1,081	180,485
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS-NATL) (b)(h)	5.75%	12/01/2025	3,000	3,036,360
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,700	3,051,405
New York & New Jersey (States of) Port Authority; One Hundred Fifty-Second Series 2008, Consolidated RB (c)(h)	5.00%	11/01/2028	6,300	6,529,509
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	10,500	11,673,795
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	7,335	8,305,714
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/2039	1,800	1,913,562
Subseries 2009 A-1, Future Tax Sec. RB (c)(d)(e)	5.00%	05/01/2019	745	803,006
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/2028	935	1,007,799
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/2029	745	803,006
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (c)(d)(e)	5.00%	10/01/2018	2,850	3,009,002
New York (City of);
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2031	1,200	1,366,104
Subseries 2008, Unlimited Tax GO Bonds (c)	5.25%	08/15/2028	1,440	1,515,686
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/2027	1,440	1,515,859
Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/2026	7,200	7,400,232
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/2028	600	779,442
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/2029	505	662,206
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/2030	4,125	4,663,189
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	9,400	10,874,672

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (c)	5.00%	03/15/2040	$6,985	$7,993,844
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	940	1,007,182
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2026	2,400	2,571,072
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2027	2,650	2,837,912
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2028	2,600	2,783,404
New York (State of) Thruway Authority;
Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	6,855	7,793,450
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	2,190	2,536,830
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	2,400	2,844,096
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	6,745	7,252,494
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,360	2,646,174
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2031	2,140	2,283,187
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB (h)	5.00%	07/01/2046	2,250	2,460,060
Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	4,100	4,525,211
				144,964,186

North Carolina–3.45%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/2039	3,915	4,175,817
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	9,330	10,711,306
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	3,015	3,205,126
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	5,165	5,498,814
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (d)(e)	5.75%	10/01/2017	855	868,842
North Carolina (State of) Turnpike Authority;
Series 2009 A, Triangle Expressway System RB (d)(e)	5.13%	01/01/2019	1,355	1,444,349
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/2036	1,875	2,094,113
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/2041	3,320	3,707,975
				31,706,342

North Dakota–0.17%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,500	1,584,735

Ohio–8.14%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,206,000
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	500	544,905
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,750	4,167,150
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	760,091
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/2033	2,400	2,467,152
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,981,214
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	325	320,086
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	9,720	9,611,914
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,410	1,506,966
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	400	400,504
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	2,145	2,390,602
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	3,310	3,645,270
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2041	1,500	1,643,235

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	$3,250	$3,667,625
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,885	1,984,339
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	3,125	3,538,000
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	960	1,094,659
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/2024	4,900	5,062,582
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,525	4,674,732
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,575	4,726,799
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/2031	2,000	2,330,240
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (c)(d)(e)	5.00%	04/28/2018	1,625	1,686,198
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(h)	5.00%	12/31/2039	1,020	1,135,229
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,000	1,086,150
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	6,385	6,294,269
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB (d)(e)	5.75%	05/15/2020	330	374,375
Series 2010, Hospital Facilities RB (d)(e)	5.75%	05/15/2020	670	760,095
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,725	1,875,524
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	395	427,828
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/2033	3,000	3,530,250
				74,893,983

Oklahoma–0.69%
McAlester (City of) Public Works Authority;
Series 2002, Utility System CAB RB (INS-AGM) (b)(g)	0.00%	02/01/2031	1,000	657,220
Series 2002, Utility System CAB RB (INS-AGM) (b)(g)	0.00%	02/01/2034	3,970	2,246,742
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	2,470	2,711,418
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (d)(h)	6.00%	06/01/2020	685	733,217
				6,348,597

Oregon–0.10%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (d)(e)	5.25%	04/01/2019	315	339,857
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	535	571,289
				911,146

Pennsylvania–1.81%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,450	1,575,411
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,700	2,949,912
Pennsylvania (State of) Turnpike Commission;
Series 2014 A-2, Sub. Conv. CAB RB (m)	5.13%	12/01/2039	2,500	2,113,000
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	1,700	1,975,247
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	925	1,074,767
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	975	1,105,660
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	315	368,701
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	335	392,111
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,550	1,772,688
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,209,063
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,390	1,583,599
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/2031	500	548,955
				16,669,114

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–0.46%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB (g)	0.00%	05/15/2050	$7,500	$909,000
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL) (b)(g)	0.00%	08/01/2044	15,450	3,312,017
				4,221,017

South Carolina–1.77%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/2034	1,590	1,820,312
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (d)(e)	5.38%	02/01/2019	1,000	1,073,700
Series 2009 B, Ref. & Improvement Hospital RB (d)(e)	5.50%	02/01/2019	1,000	1,075,760
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	2,000	2,194,660
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	517	514,040
Series 2012, Ref. RB	6.00%	11/15/2047	103	99,120
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	70	9,341
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	195	26,035
South Carolina (State of) Ports Authority;
Series 2015, RB (h)	5.25%	07/01/2050	2,365	2,636,502
Series 2015, RB (h)	5.25%	07/01/2055	1,715	1,911,230
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	4,650	4,952,901
				16,313,601

South Dakota–0.58%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,287,070
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	2,032,886
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (d)(e)	5.50%	08/01/2018	1,000	1,053,610
				5,373,566

Tennessee–0.59%

Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (d)(e)	5.25%	11/01/2021	525	617,006
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (c)(d)(e)	5.25%	03/01/2018	4,700	4,852,421
				5,469,427

Texas–22.09%
Arlington (City of);
Series 2009, Special Tax RB (d)(e)	5.00%	02/15/2019	375	400,860
Series 2009, Special Tax RB (d)(e)	5.00%	02/15/2019	180	192,445
Series 2009, Special Tax RB	5.00%	08/15/2028	445	469,555
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	2,400	2,752,968
Bexar County Health Facilities Development Corp. (Army Retirement Residence);
Series 2007, Ref. RB (d)(e)	5.00%	07/01/2017	135	135,473
Series 2007, Ref. RB (d)(e)	5.00%	07/01/2017	105	105,368
Series 2007, Ref. RB	5.00%	07/01/2033	600	600,954
Series 2007, Ref. RB	5.00%	07/01/2037	475	475,689
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2018	1,650	1,722,402
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2019	2,925	3,146,071
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034	7,000	7,775,740
Series 2013 A, Joint Improvement RB (h)	5.00%	11/01/2030	2,250	2,518,133
El Paso (County of) Hospital District;
Series 2008 A, Limited Tax GO Bonds (d)(e)	5.00%	08/15/2018	2,000	2,099,760
Series 2008 A, Limited Tax GO Bonds (c)(d)(e)	5.00%	08/15/2018	8,100	8,504,028

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/2042	$1,500	$1,699,980
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/2036	1,695	1,913,096
Harris (County of);
Series 2009 A, Sr. Lien Toll Road RB (c)(d)(e)	5.00%	08/15/2019	1,930	2,098,296
Series 2009 A, Sr. Lien Toll Road RB (c)(d)(e)	5.00%	08/15/2019	1,500	1,630,800
Series 2009 A, Sr. Lien Toll Road RB (c)(d)(e)	5.00%	08/15/2019	1,500	1,630,800
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	1,050	1,149,582
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,650	1,788,072
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (h)	4.75%	07/01/2024	1,565	1,704,254
Houston (City of);
Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (b)(h)	5.13%	07/01/2032	1,365	1,368,999
Series 2007, Ref. First Lien Combined Utility System RB (c)(d)(e)	5.00%	11/15/2017	12,850	13,094,150
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2031	1,920	2,184,691
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	9,080	10,331,769
Series 2015 C, Ref. Airport System RB (h)	5.00%	07/15/2020	1,075	1,161,258
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,690	1,768,551
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,358,625
Lower Colorado River Authority;
Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,887
Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,887
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,249,603
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,580,848
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (b)	5.00%	04/01/2046	1,000	1,089,780
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, Sr. Living RB	5.00%	07/01/2047	1,000	1,069,420
North Texas Tollway Authority;
Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	1,350	1,387,827
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	190	194,419
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,195	1,231,077
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	880	906,567
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	165	169,412
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	120	123,280
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2028	4,100	3,056,386
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	3,650	3,754,901
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/2036	4,470	5,195,392
Series 2015 B, Ref. RB (c)	5.00%	01/01/2040	12,520	14,037,424
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	3,310	3,772,738
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/2032	485	520,614
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/2037	525	563,551
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,285	1,309,119
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,930	2,956,458
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,008,670
Series 2007, Retirement Facility RB	5.75%	11/15/2037	695	699,240
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB (d)(e)	5.25%	11/15/2017	2,195	2,239,295
Series 2007, Retirement Facility RB	5.25%	11/15/2037	2,805	2,840,062

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	$400	$402,540
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	3,220	3,364,095
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB (d)(e)	6.50%	01/01/2019	205	222,835
Series 2008, Ref. RB (INS-AGC) (b)	6.50%	07/01/2037	795	851,890
Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/2028	4,200	4,503,030
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	6,116,976
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS-AGM) (b)	5.00%	12/01/2030	925	939,680
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,505	3,875,969
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	4,405	1,987,800
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	5,745	2,471,901
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	2,145	2,395,986
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)(d)(e)	5.00%	04/01/2018	6,945	7,187,033
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	2,145	2,511,945
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	1,000	1,078,600
Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	3,000	3,235,800
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	6,890	8,497,161
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2028	3,085	3,446,038
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,975	4,427,236
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,515	5,004,200
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,495	1,651,347
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (h)	5.00%	12/31/2055	1,450	1,561,302
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,820	3,179,691
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,850	2,128,592
University of Houston; Series 2008, Ref. Consolidated RB (c)(d)(e)	5.00%	02/15/2018	2,400	2,470,272
				203,262,145

Utah–0.76%

Salt Lake City (City of); Series 2017 A, Airport RB (c)(h)	5.00%	07/01/2047	3,430	3,952,046
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	730	739,227
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (c)(d)(e)	5.00%	06/15/2018	2,200	2,293,588
				6,984,861

Virgin Islands–0.30%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	725	633,541
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,500	2,153,650
				2,787,191

Virginia–1.15%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	4,490	4,942,278
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	1,015	1,148,594
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	4,270	4,534,270
				10,625,142

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–4.94%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL) (b)(g)	0.00%	02/01/2025	$9,850	$8,252,231
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2026	975	1,112,280
Kalispel Tribe of Indians;
Series 2008, RB	6.63%	01/01/2028	1,175	1,224,738
Series 2008, RB	6.75%	01/01/2038	3,000	3,176,490
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	3,780	4,324,622
Washington (State of) (SR 520 Corridor Program - Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2033	2,050	2,314,163
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2041	585	655,557
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,630	3,796,581
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS-AGM) (b)	5.50%	08/15/2038	4,000	4,169,720
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (d)(e)	7.38%	03/01/2019	2,000	2,222,220
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,325	1,590,013
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,101,910
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	2,000	2,059,320
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	3,250	3,605,192
Washington (State of);
Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/2018	445	460,740
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(g)	0.00%	12/01/2029	2,120	1,547,960
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	1,795	1,953,409
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	1,710	1,860,908
				45,428,054

West Virginia–0.91%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (h)	5.50%	10/15/2037	1,750	1,759,695
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	855	840,662
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	1,170	1,210,774
Series 2008, RB	6.25%	10/01/2023	1,450	1,499,213
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,400	1,525,902
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,405	1,531,352
				8,367,598

Wisconsin–2.40%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/2020	1,500	1,727,940
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (h)	5.38%	11/01/2021	600	609,690
Series 2007 B, Collateralized Utility RB (h)	5.75%	11/01/2037	535	543,175
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,226,140
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (d)(e)	5.00%	08/15/2022	1,600	1,899,056
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,990	2,181,657
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(h)	5.30%	09/01/2023	777	782,587
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	7,505	8,479,599

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	$1,110	$1,163,802
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB (d)(e)	5.38%	05/01/2019	125	135,555
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,195	1,294,161
				22,043,362

Wyoming–0.53%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,600	1,740,864
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM) (b)	5.00%	01/01/2047	2,790	3,179,345
				4,920,209
TOTAL INVESTMENTS(n)–167.37% (Cost $1,434,364,409)				1,539,892,106
FLOATING RATE NOTE OBLIGATIONS–(29.34)%
Notes with interest and fee rates ranging from 1.30% to 1.70% at 05/31/2017 and contractual maturities of collateral ranging from 09/01/2023 to 04/01/2056 (See Note 1D)(o)				(269,935,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.95)%				(367,584,317)
OTHER ASSETS LESS LIABILITIES–1.92%				17,697,221
NET ASSETS APPLICABLE TO COMMON SHARES –100.00%				$920,070,010

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer

Jr.	—Junior
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $29,429,008, which represented 3.20% of the Trust’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2017 was $479,707, which represented less than 1% of the Trust’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,150,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.
(m)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Trust’s investments with a value of $435,130,053 are held by TOB Trusts and serve as collateral for the $269,935,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – (continued)

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks –The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Municipal Opportunity Trust

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2017 was $34,656,344 and $36,876,717, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$107,689,288
Aggregate unrealized (depreciation) of investment securities	(4,736,343)
Net unrealized appreciation of investment securities	$102,952,945
Cost of investments for tax purposes is $1,436,939,161.

Invesco Municipal Opportunity Trust

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Municipal Opportunity Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.